Other Current Liabilities (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Other Current Liabilities [Abstract]
Output VAT	$ 80,565	$ 78,479
Accrued expenses	930,341	740,899
Payroll payable	382,054	589,030
Other payables	184,618	221,669
Other current liabilities	$ 1,577,578	$ 1,630,077